Consolidated Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, Issued	745,761,432	745,761,432	745,761,432
Common stock, outstanding	745,761,432	745,761,432	745,761,432